Segmental analysis	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmental analysis
7. Segmental analysis
Reported contributions by reportable segments were as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Revenue[1]
Global Integrated Agencies	5,701.0	5,202.9
Public Relations	572.4	449.9
Specialist Agencies	481.9	479.7
	6,755.3	6,132.5
Revenue less pass-through costs[1,2]
Global Integrated Agencies	4,538.2	4,097.3
Public Relations	545.4	429.4
Specialist Agencies	425.9	372.5
Headline operating profit[1,3]
Global Integrated Agencies	507.5	488.6
Public Relations	83.0	63.5
Specialist Agencies	48.6	38.3
	639.1	590.4
Notes
[1]Prior year figures have been re-presented to reflect the reallocation of a number of businesses between Global Integrated Agencies and Specialist Agencies.
[2]Revenue less pass-through costs is revenue less media, and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.
3A reconciliation from operating profit to headline operating profit is provided in note 20.
Reported contributions by geographical area were as follows:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Revenue
North America[1]	2,586.5	2,183.7
United Kingdom	956.1	927.0
Western Continental Europe	1,352.0	1,340.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,860.7	1,681.2
	6,755.3	6,132.5
Revenue less pass-through costs[2]
North America[1]	2,188.9	1,817.6
United Kingdom	737.0	679.7
Western Continental Europe	1,086.1	1,050.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,497.5	1,351.9

Headline operating profit[3]
North America[1]	299.7	271.4
United Kingdom	67.3	83.5
Western Continental Europe	98.7	103.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	173.4	131.8
	639.1	590.4
Notes
[1]North America includes the US with revenue of £2,440.9 million (2021: £2,046.9 million), revenue less pass-through costs of £2,052.1 million (2021: £1,695.9 million) and headline operating profit of £280.9 million (2021: £254.1 million).
[2]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.
3A reconciliation from operating profit to headline operating profit is provided in note 20.